                                                          FILE NUMBER 028-06458

                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2003

              If amended report check here: X ; Amendment Number: 1
                                           ---                   ---
                         This Amendment is a restatement

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 18th day of February, 2004.


                                              By: /s/  William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

December 31, 2003 Form 13F--The Torray Corporation

      Item 1          Item 2   Item 3      Item 4      Item 5              Item 6              Item 7             Item 8
                                                                           Invest                            Voting Authority
                                                                -----------------------------          -----------------------------
                     Title of  CUSIP     Fair Market   Total
Name of Issuer        Class    Number       Value      Shares   (a) Sole (b) Shared (c) Other Managers (a) Sole  (b) Shared (c) None
--------------       -------- --------- ------------- --------- -------- ---------- --------- -------- --------- ---------- --------
Ambac Inc...........  common  023139108    98,492,166 1,419,400    X                            All    1,419,400
Abbott
  Laboratories......  common  002824100    76,079,160 1,632,600    X                            All    1,632,600
Automatic Data
  Processing, Inc...  common  053015103    99,508,242 2,512,200    X                            All    2,512,200
American
  International
  Group, Inc........  common  026874107    48,444,052   730,900    X                            All      730,900
Allied Capital
  Corporation.......  common  01903Q108    48,416,408 1,736,600    X                            All    1,736,600
Amgen, Inc..........  common  031162100   108,755,640 1,759,800    X                            All    1,759,800
American Express
  Company...........  common  025816109    22,981,595   476,500    X                            All      476,500
Bank of America
  Corporation.......  common  060505104    41,228,418   512,600    X                            All      512,600
Franklin Resources
  Inc...............  common  354613101    81,656,110 1,568,500    X                            All    1,568,500
Boston Scientific
  Corporation.......  common  101137107    44,372,996 1,207,100    X                            All    1,207,100
Anheuser-Busch Cos.
  Inc...............  common  035229103    99,196,440 1,883,000    X                            All    1,883,000
Cardinal Health,
  Inc...............  common  14149Y108    85,458,868 1,397,300    X                            All    1,397,300
Clear Channel
  Communications,
  Inc...............  common  184502102    94,919,727 2,026,900    X                            All    2,026,900
Charter One
  Financial.........  common  160903100    59,177,240 1,712,800    X                            All    1,712,800
CarrAmerica Realty
  Corporation.......  common  144418100    32,951,570 1,106,500    X                            All    1,106,500
Disney Company, The
  Walt..............  common  254687106    49,433,937 2,118,900    X                            All    2,118,900
Echostar
  Corporation.......  common  278262109    34,785,400 1,023,100    X                            All    1,023,100
Emerson Electric
  Company...........  common  291011104    51,961,875   802,500    X                            All      802,500
First Data
  Corporation.......  common  319963104    93,405,788 2,273,200    X                            All    2,273,200
Gannett Co., Inc....  common  364730101    27,728,760   311,000    X                            All      311,000
Honeywell
  International
  Inc...............  common  438516106    75,367,935 2,254,500    X                            All    2,254,500
Hewlett-Packard
  Company...........  common  428236103    18,380,594   800,200    X                            All      800,200
Hughes Electronics
  Corporation.......  common  444418107    43,511,696 2,629,105    X                            All    2,629,105
Int'l Business
  Machines
  Corporation.......  common  459200101    44,773,708   483,100    X                            All      483,100
Illinois Tool Works
  Inc...............  common  452308109   127,417,335 1,518,500    X                            All    1,518,500
Johnson & Johnson...  common  478160104    33,971,616   657,600    X                            All      657,600
J.P. Morgan Chase &
  Co................  common  46625H100    70,427,939 1,917,450    X                            All    1,917,450
Kimberly-Clark
  Corporation.......  common  494368103    73,330,690 1,241,000    X                            All    1,241,000
LaBranche & Co......  common  505447102    11,670,000 1,000,000    X                            All    1,000,000
Markel Corporation..  common  570535104    71,288,280   281,205    X                            All      281,205
Merck & Co., Inc....  common  589331107    45,008,040   974,200    X                            All      974,200
Bank One
  Corporation.......  common  06423A103    44,710,113   980,700    X                            All      980,700
Pfizer Inc..........  common  717081103    33,821,409   957,300    X                            All      957,300
Procter & Gamble
  Company...........  common  742718109    41,210,488   412,600    X                            All      412,600
SBC Communications..  common  78387G103    56,303,379 2,159,700    X                            All    2,159,700
Tribune Company.....  common  896047107    60,862,200 1,179,500    X                            All    1,179,500
United Technologies
  Corporation.......  common  913017109    66,462,201   701,300    X                            All      701,300
Wyeth...............  common  983024100    29,753,205   700,900    X                            All      700,900
                                        -------------
                                        2,247,225,219
                                        =============
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